Effect of Reinsurance on Premiums Written and Earned (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct premiums written	$ 16,558.8	$ 15,333.1	$ 14,700.0
Ceded written	(186.1)	(186.5)	(223.2)
Net premiums written	16,372.7	15,146.6	14,476.8
Direct premiums earned	16,207.6	15,107.5	14,519.2
Ceded earned	(189.6)	(204.7)	(204.4)
Net premiums earned	$ 16,018.0	$ 14,902.8	$ 14,314.8